COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS & CONTINGENCIES

The Company has a cost sharing agreement to reimburse Oniva for a percentage of its overhead expenses, to reimburse 100% of its out-of-pocket expenses incurred on behalf of the Company, and to pay a percentage fee based on Oniva’s total overhead and corporate expenses. The agreement may be terminated with one-month notice by either party. Transactions and balances with Oniva are disclosed in Note 10.

The Company and its subsidiaries have various operating lease agreements for their office premises, use of land, and equipment. Commitments in respect of these lease agreements are as follows:

	June 30, 2025	December 31, 2024
Not later than one year	$724	$180
Later than one year and not later than five years	1,599	1,052
Later than five years	3,115	3,312
	$5,438	$4,544

Office lease payments recognized as an expense during the six months ended June 30, 2025, totaled $19 (June 30, 2024 - $21).

Due to the nature of the Company’s activities, the Company is from time to time involved in various claims and legal proceedings arising in the conduct of its business. At the reporting date, none of such claims and legal proceedings are considered probable of resulting in a material loss or judgment against the Company.